Accounting policies (Policies)	6 Months Ended
Jun. 30, 2019
Disclosure of initial application of standards or interpretations [line items]
Leases

1.c) Leases prior to 1 January 2019 under IAS 17

The comparative figures presented are accounted for using the previous Standard, IAS 17 ‘Leases’. Under this Standard a distinction is made between finance leases and operating leases. A lease is considered a finance lease if it transfers substantially all risks and rewards of the ownership of the asset. All other leases are operating leases.

Leases entered into by ING Group as a lessee are primarily operating leases. The total payments under operating leases are recognised in the statement of profit or loss on a straight-line basis over the period of the lease.

When ING Group acts as a lessor these are mainly finance leases. The present value of the lease payments is recognised as a receivable under Loans and advances to customers or Loans and advances to banks. The difference between the gross receivable and the present value of the receivable is unearned finance lease income. Lease income is recognised over the term of the lease using the net investment method (before tax), which reflects a constant periodic rate of return.

IFRS 16 Leases [Member]
Disclosure of initial application of standards or interpretations [line items]
Changes in IFRS effective in 2019

1 Accounting policies

ING Group has consistently applied its accounting policies to all periods presented in these Condensed consolidated interim accounts, except for changes in IFRS 16 that became effective in 2019.

Major new IFRSs A number of new or amended standards and an IFRIC interpretation became applicable for the current reporting period. ING Group changed its accounting policies as a result of adopting IFRS 16.

The impact of the adoption of IFRS 16 is disclosed in Note 1a ‘IFRS 16 – Impact of adoption’ and the new IFRS 16 accounting policies are disclosed in note 1b ‘IFRS 16 - Accounting policies applied from 1 January 2019’. The other amendments did not have a significant impact on the Group’s accounting policies.

ING Group has not early adopted any standard, interpretation or amendment which has been issued, but is not yet effective

Changes to accounting policies in 2019

IFRS 16 ‘Leases’

IFRS 16 ‘Leases’ was issued by the IASB in January 2016 and endorsed by the EU in October 2017. IFRS 16 replaces IAS 17 ‘Leases’, IFRIC 4 ‘Determining whether an Arrangement contains a Lease’, SIC-15 ‘Operating Leases- Incentives’ and SIC-27 ‘Evaluating the Substance of Transactions Involving the Legal Form of a Lease’. ING Group has adopted IFRS 16 retrospectively from 1 January 2019, but has not restated comparatives for the 2019 reporting period, as permitted under the specific transitional provisions in the Standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening statement of financial position on 1 January 2019.

1.a) IFRS 16 – Impact of adoption

Transition

For lessee accounting, the new Standard removes the distinction between operating and finance leases. All leases are recognized on the statement of financial position with exemptions for short-term leases with a lease term of less than 12 months and leases of low-value assets (for example mobile phones or laptops).

There is no significant impact of the adoption of IFRS 16 on ING Group’s Net Result, Comprehensive income and Shareholders’ equity on transition. This follows ING Group’s implementation decision where the value of the right-of-use asset is based on the value of the lease liability, adjusted for any previously recognized prepaid and/or accrued lease payments on that lease contract, as is permitted under the Standard.

On transition to IFRS 16, ING recognised lease liabilities of EUR 1,301 million and right-of-use assets of EUR 1,279 million equal to the lease liability adjusted for any previously recognised prepaid or accrued lease payments on that lease.

The weighted average incremental borrowing rate applied to lease liabilities recognised in the statement of financial position at the date of initial application is 2.47%.

The following table reconciles the future rental commitments for operating lease contracts under IAS 17 to the lease liability under IFRS 16 on transition to IFRS 16 as of 1 January 2019:

1 January 2019
Future rental commitments for operating lease contract disclosed under IAS 17 as at 31 December 2018	1,378
(Less) discounting effect using ING’s incremental borrowing rate at 1-1-2019	–108
(Less) recognition exemption for short-term leases	–16
(Less) recognition exemption for low value assets	–3
(Less) non-lease components of a contract	–78
Add extension and termination options reasonably certain to be exercised	143
(Less) variable lease payments based on an index or a rate	–15
Lease liability recognised under IFRS 16 at 1 January 2019	1,301

In applying IFRS 16 for the first time, ING Group has used the following practical expedients permitted by the Standard:

  Reliance on previous assessments whether a contract is, or contains a lease at the date of initial application;
  The use of a single discount rate to a portfolio of leases with reasonably similar characteristics;
  Reliance on previous assessments on whether leases are onerous;
  The accounting for operating leases with a remaining lease term of less than 12 months as at 1 January 2019 as short-term leases;
  The exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application; and
  The use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

1.b) IFRS 16 - Accounting policies applied from 1 January 2019

A lessee is required to recognise a right-of-use asset representing its right to use the underlying leased asset and a corresponding liability representing its obligation to make lease payments at the date at which the leased asset is available for use by ING Group. Each lease payment is allocated between the liability and finance cost. The finance costs are charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

  Fixed payments (including in-substance fixed payments), less any lease incentives receivable;
  Variable lease payments that are based on an index or a rate;
  Amounts expected to be payable by the lessee under residual value guarantees;
  The exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
  Payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions. This rate is approximated by using the risk free rate applicable to the lease term, the currency of the lease payment and jurisdiction, with the Fund Transfer Pricing (FTP) rate as an add-on. The FTP rate is used to transfer interest rate risk and funding and liquidity risk positions between the ING Group business and treasury departments. It is determined by either ING Group or Local Asset and Liability Committee (ALCO).

Right-of-use assets are measured at cost comprising the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date less any lease incentives received and any initial direct costs and restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognised on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise mainly IT-equipment (for example mobile phones or laptops) and small items of office furniture.

The right-of-use asset is included in the statement of financial position line-item ‘Property and equipment’, the lease liability is included in the statement of financial position line-item ‘Other liabilities’.

Upcoming changes in IFRS	Upcoming changes in IFRS There are no upcoming changes in IFRSs that will significantly impact the accounting policies of ING Group